Trade and Other Receivables, net - Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Activity of allowance for credit losses related to trade and other receivables
Balance at beginning of year	$ (58,884)	$ (76,137)	$ (91,819)
Provisions, net	(12,255)	(13,594)	(18,883)
Amounts written off as uncollectible	17,826	29,289	25,703
Foreign currency translation	(5,885)	1,558	9,263
Other	5,875	0	(401)
Balance at end of year	$ (53,323)	$ (58,884)	$ (76,137)